UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number: _____
    This Amendment (Check only one.):   [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TCW Enterprises, LLC
           ----------------------------
Address:   Suite 1463, Nemours Building
           ----------------------------
           1007 Orange Street
           ----------------------------
           Wilmington, DE 19801
           ----------------------------

Form 13F File Number: 28- ___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Lehn
          ----------------------------
Title:    Authorized Person
          ----------------------------
Phone:    203-302-4100
          ----------------------------

Signature, Place, and Date of Signing:

/s/ David M. Lehn        Greenwich CT           02/14/2013
-----------------       -------------           ----------
   [Signature]          [City, State]             [Date]

As of the last trading day of May 2012, the above-named Institutional Investment Manager held at least $100,000,000 of Section 13(f) Securities. All such Section 13(f) Securities were disposed of before December 31,2012. The above-named Institutional Investment Manager held no Section 13(f) Securities as at the end of December 31,2012 and accordingly is reporting no Section 13(f) Securities in the Report Summary below or on the attached Form 13F Information Table.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ------------

Form 13F Information Table Entry Total:     0
                                          ------------

Form 13F Information Table Value Total:     $0
                                          ------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NONE

                       FORM 13F INFORMATION TABLE COLUMN


COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------          --------   --------   --------        --------          --------    --------        --------
                  TITLE OF                VALUE    SHRS OR  SH/  PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER     CLASS      CUSIP     (X$1000)   PRN AMT  PRN  CALL    DISCRETION   MANAGER   SOLE    SHARED    NONE
--------------    --------    -----     --------   -------  ---  ----    ----------   -------   ----    ------    ----
N/A                 N/A        N/A         $0        N/A    N/A  N/A        N/A         N/A      N/A      N/A      N/A